NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,073	$—	$—	$1,073

Derivative liability	$—	$—	$(314,928)	$(314,928)

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$(442,311)	$(442,311)

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Risk free interest rate	0.18%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	162%

Risk free interest rate	0.10%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	186%

Schedule of Derivative Instruments [Table Text Block]
Value at December 31, 2011	$442,311
Issuance of instruments	$174,447
Decrease in Value	$(162,014)
Reclassification	$(139,816)
Value at September 30, 2012	$314,928

Schedule of Long-term Debt Instruments [Table Text Block]
	September 30, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	—	40,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	---	45,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	---	42,500
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	---	53,000
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP secured by the Company’s assets, interest rate of 12.0% per annum, with payment due on or before January 3, 2013	175,000	---

Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before February 15, 2013	53,000	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before March 21, 2013	42,500	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before May 10, 2013	42,500
		---
Convertible Promissory Note Payable issued in the course of a private placement to individual investors secured by the Company’s assets, interest rate of 8.0% per annum, with payment due one year from the date of each note	240,000	---

Total	744,663	387,661
Less: Unamortized Discount	(200,278)	(307,126)
	$544,385	$80,535

	December 31, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$207,161	$—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 19, 2011	—	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	40,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	45,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	42,500	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	53,000	—

Total	387,661	125,000
Less: Unamortized Discount	(307,126)	(91,818)
	$80,535	$33,182

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As previously reported	Adjustments	As revised
Operating Loss	2,360,314	-	2,360,314
Interest Expense	166,671	(50,000)	216,671
Embedded Derivative Expense	48,299	(561)	48,861
Gain on Fair Value of Derivative	12,640	10,801	23,441
Net loss	2,575,284	(39,760)	2,615,046

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Paid in capital prior to adjustment	$25,186,270
Reduction in paid capital due to reduction in debt discount	$(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	$164,761
Paid in capital after adjustment	$25,226,031

Property, Plant and Equipment, Estimated Useful Lives
Asset Category	Useful Lives (years)

Machinery and equipment	3	to	15
Furniture and fixtures			7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Value at December 31, 2010	$160,659
Issuance of instruments	$840,442
Decrease in Value	$(40,030)
Reclassification	$(518,760)
Value at December 31, 2011	$442,311